Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended
	Jun. 25, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Reverse stock split of common stock and preferred stock		1-for-32
Initial public offering, shares sold	5,400,000
Common stock price per share	$ 10.00	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from the initial public offering	$ 50,200	$ 46,820